Current and long-term debt - 2023 $49.1 million credit facility (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Mar. 31, 2023 USD ($) tanker	Feb. 28, 2023 USD ($)	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	1			1
Borrowings	$ 619,204,000			$ 619,204,000	$ 861,967,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns				200,000,000
Borrowings	628,428,000			628,428,000	877,993,000
2023 $49.1 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 49,100,000
Borrowings instrument, term			5 years
Periodic borrowing payment amount			$ 1,200,000
Prepayment of debt	9,200,000
Accelerated amortisation of deferred financing fees due to early repayment	100,000
Net debt to capitalization ratio			0.65
Consolidated tangible net worth			$ 1,600,000,000
Cumulative positive net income			25.00%
Net proceeds of equity issuance			50.00%
Minimum ratio for fair value of vessels			150.00%
2023 $49.1 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns				0
Borrowings	$ 27,164,000			$ 27,164,000	$ 41,010,000
2023 $49.1 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount			$ 25,000,000.0
2023 $49.1 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship			500,000
Liquidity requirement, per each chartered-in ship			$ 250,000
2023 $49.1 Million Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.90%
2023 $49.1 Million Credit Facility | STI Rose and STI Rambla | LR2
Disclosure of detailed information about borrowings [line items]
Drawdowns		$ 49,100,000
Number of vessels | tanker		2